UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22968

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2024

Intermediate Tax-Free High Yield Fund

Investor Class (PRIHX)

This semi-annual shareholder report contains important information about Intermediate Tax-Free High Yield Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Tax-Free High Yield Fund - Investor Class	$24	0.47%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$101,100
Number of Portfolio Holdings	384

Portfolio Turnover Rate	54.8%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	0.2%
AA Rated	4.8
A Rated	17.2
BBB Rated	25.5
BB Rated and Below	15.2
Not Rated	36.9
Reserves	0.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	21.3%
Industrial & Pollution Control	10.5
Education	10.2
Transportation	9.7
Housing	7.0
Special Tax	6.9
General Obligations - State	4.3
Water & Sewer	4.3
General Obligations - Local	2.0
Other	23.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202409-3841405

F100-053 10/24

Intermediate Tax-Free High Yield Fund

Investor Class (PRIHX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

August 31, 2024

Intermediate Tax-Free High Yield Fund

I Class (TFHAX)

This semi-annual shareholder report contains important information about Intermediate Tax-Free High Yield Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Tax-Free High Yield Fund - I Class	$22	0.42%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$101,100
Number of Portfolio Holdings	384

Portfolio Turnover Rate	54.8%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	0.2%
AA Rated	4.8
A Rated	17.2
BBB Rated	25.5
BB Rated and Below	15.2
Not Rated	36.9
Reserves	0.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	21.3%
Industrial & Pollution Control	10.5
Education	10.2
Transportation	9.7
Housing	7.0
Special Tax	6.9
General Obligations - State	4.3
Water & Sewer	4.3
General Obligations - Local	2.0
Other	23.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202409-3841405

F1087-053 10/24

Intermediate Tax-Free High Yield Fund

I Class (TFHAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRIHX Intermediate Tax-Free
High Yield Fund
–!
TFHAX Intermediate Tax-Free
High Yield Fund–
.
I Class

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 9 .70 $ 9 .52 $ 10 .44 $ 10 .57 $ 10 .80 $ 10 .33
Investment
activities
Net investment
income
(1)(2)
0 .18 0 .33 0 .32 0 .28 0 .29 0 .31
Net realized and
unrealized gain/
loss 0 .15 0 .17 ( 0 .92 ) ( 0 .12 ) ( 0 .24 ) 0 .50
Total from
investment
activities 0 .33 0 .50 ( 0 .60 ) 0 .16 0 .05 0 .81
Distributions
Net investment
income ( 0 .18 ) ( 0 .32 ) ( 0 .31 ) ( 0 .28 ) ( 0 .28 ) ( 0 .31 )
Net realized gain — — ( 0 .01 ) ( 0 .01 ) —
(3)
( 0 .03 )
Total distributions ( 0 .18 ) ( 0 .32 ) ( 0 .32 ) ( 0 .29 ) ( 0 .28 ) ( 0 .34 )
NET ASSET
VALUE
End of period $ 9 .85 $ 9 .70 $ 9 .52 $ 10 .44 $ 10 .57 $ 10 .80

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(4)
3 .39% 5 .39% ( 5 .69 ) % 1 .41% 0 .60% 7 .91%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .92%
(5)
1 .00% 1 .03% 0 .97% 1 .00% 1 .05%
Net expenses
after waivers/
payments by
Price Associates 0 .47%
(5)
0 .48% 0 .45% 0 .54% 0 .59% 0 .60%
Net investment
income 3 .62%
(5)
3 .45% 3 .28% 2 .61% 2 .76% 2 .94%
Portfolio turnover
rate 54 .8% 12 .1% 20 .3% 15 .6% 18 .8% 11 .3%
Net assets, end
of period (in
thousands) $34,080 $29,456 $19,497 $30,733 $48,625 $50,396
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 9 .70 $ 9 .51 $ 10 .44 $ 10 .57 $ 10 .80 $ 10 .33
Investment
activities
Net investment
income
(1)(2)
0 .18 0 .33 0 .32 0 .29 0 .29 0 .32
Net realized and
unrealized gain/
loss 0 .14 0 .19 ( 0 .92 ) ( 0 .13 ) ( 0 .23 ) 0 .50
Total from
investment
activities 0 .32 0 .52 ( 0 .60 ) 0 .16 0 .06 0 .82
Distributions
Net investment
income ( 0 .18 ) ( 0 .33 ) ( 0 .32 ) ( 0 .28 ) ( 0 .29 ) ( 0 .32 )
Net realized gain — — ( 0 .01 ) ( 0 .01 ) —
(3)
( 0 .03 )
Total distributions ( 0 .18 ) ( 0 .33 ) ( 0 .33 ) ( 0 .29 ) ( 0 .29 ) ( 0 .35 )
NET ASSET
VALUE
End of period $ 9 .84 $ 9 .70 $ 9 .51 $ 10 .44 $ 10 .57 $ 10 .80

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(4)
3 .31% 5 .55% ( 5 .75 ) % 1 .46% 0 .66% 7 .97%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .74%
(5)
0 .80% 0 .85% 0 .88% 0 .95% 1 .01%
Net expenses
after waivers/
payments by
Price Associates 0 .42%
(5)
0 .44% 0 .41% 0 .47% 0 .54% 0 .54%
Net investment
income 3 .66%
(5)
3 .48% 3 .33% 2 .68% 2 .79% 2 .99%
Portfolio turnover
rate 54 .8% 12 .1% 20 .3% 15 .6% 18 .8% 11 .3%
Net assets, end
of period (in
thousands) $67,020 $62,815 $56,420 $37,604 $17,954 $6,826
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.8%
ALABAMA  2.0%
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  415 448
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  100 108
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  200 213
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/28 (1)(2) 205 115
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 6.00%, 1/1/22 (1)(2) 80 45
Jefferson County, Sewer Revenue, 5.00%, 10/1/39  500 550
Selma Ind. Dev. Board, Int'l. Paper, VRDN, 2.00%, 11/1/33
(Tender 10/1/24)  200 200
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  375 375
2,054
ALASKA  0.1%
Northern Tobacco Securitization, Series B-1, 4.00%, 6/1/50  50 50
50
ARIZONA  2.0%
Arizona IDA, Series A, 4.00%, 7/15/27 (3) 120 120
Arizona IDA, Series A, 4.00%, 7/15/30 (3) 455 455
Arizona IDA, Series A, 4.00%, 7/15/33 (3) 100 99
Arizona IDA, Series A, 4.00%, 7/15/34 (3) 100 98
Arizona IDA, Series A, 4.00%, 7/15/35 (3) 250 243
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (4) 175 177
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (4) 325 335
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  100 104
Salt Verde Financial, 5.00%, 12/1/32  300 327
Salt Verde Financial, 5.25%, 12/1/26  100 104
2,062
ARKANSAS  0.3%
Osceola, Plum Point Energy, VRDN, 5.50%, 4/1/36 (Tender
1/2/26) (4) 350 352
352

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
CALIFORNIA  5.4%
Burbank-Glendale-Pasadena Airport Auth., Brick Campaign,
Series B, 4.125%, 7/1/41 (4)(5) 250 246
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  725 767
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender
11/1/30)  150 167
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  92 96
California Housing Fin. Agency, Power Station Block, Series L,
5.20%, 12/1/27 (3) 250 253
California Municipal Fin. Auth., Claremont Colleges, Series A,
5.00%, 7/1/30 (3) 200 204
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (3) 410 404
California Municipal Fin. Auth., Mt. San Antonio Gardens
Project, Series B-1, 2.75%, 11/15/27  410 410
California PFA, Enso Village Project, 2.375%, 11/15/28 (3) 275 269
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  350 355
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  250 251
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (3) 200 203
California Statewide CDA, Statewide Community Infrastructure,
Series C-1, 4.00%, 9/2/31  100 99
California Statewide CDA, Statewide Community Infrastructure,
Series D, 4.75%, 9/2/33  250 255
CSCDA Community Improvement Auth., Link-Glendale
Sustainable Bond, 3.00%, 7/1/45 (3) 1,000 805
Del Mar Race Track Auth., 5.00%, 10/1/38  120 120
San Clemente, Community Fac. Dist. No. 2006-1, Special Tax,
5.00%, 9/1/24  95 95
Tustin Community Fac. Dist., Special Tax, Tustin Legacy/
Columbus Villages, Series A, 5.00%, 9/1/28  500 510
5,509
COLORADO  2.8%
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  100 100
Colorado HFA, Frasier, Series A, 4.00%, 5/15/31  100 99
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (3) 450 371
Colorado HFA, Valley View Hosp., 5.00%, 5/15/28  500 506
Denver City & County Airport, United Airlines, 5.00%,
10/1/32 (4) 150 150
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  500 509

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Park Creek Metropolitan Dist., Senior Limited Property,
Series A, 5.00%, 12/1/30  500 511
Public Auth. for Colorado Energy, 6.25%, 11/15/28  115 122
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/36  500 478
2,846
CONNECTICUT  0.8%
Connecticut HEFA, Goodwin Univ., Series A-1, 5.00%, 7/1/44  250 254
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27  350 354
Hamden Town, Whitney Center, 5.00%, 1/1/30  160 164
772
DELAWARE  2.8%
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, Series A, 3.00%, 6/1/32  200 182
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/25  385 387
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  100 101
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/41  270 256
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  140 146
Delaware State HFA, Beebe Medical Center Project, 5.00%,
6/1/30  835 877
Delaware State HFA, Christiana Health Care System, 5.00%,
10/1/39  625 662
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  250 257
2,868
DISTRICT OF COLUMBIA  1.7%
District of Columbia, Ingleside at Rock Creek, Series A,
4.125%, 7/1/27  200 199
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  225 228
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  100 101
District of Columbia, Ingleside at Rock Creek, Series A,
5.125%, 6/1/34 (3) 250 255
District of Columbia, Methodist Home of District of Columbia,
5.00%, 1/1/29  270 261
District of Columbia, Rocketship DC Obigated Group, Series A,
5.00%, 6/1/34  270 282
Metropolitan Washington Airports Auth. Dulles Toll Road,
Series B, Zero Coupon, 10/1/34 (6) 525 365
1,691

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
FLORIDA  7.2%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  200 205
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  125 132
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/25 (3) 100 99
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/31 (3) 100 94
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.00%, 6/15/34 (3) 250 263
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32  225 229
Collier County EFA, Maria Univ. Project, 5.00%, 6/1/28  250 256
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  90 90
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31  235 240
Florida Dev. Fin., Waste Pro Project, VRDN, 6.125%, 7/1/32
(Tender 7/1/26) (3)(4) 350 360
Golden Gem Community Dev. Dist., 5.15%, 5/1/31  250 254
Hammock Oaks Community Dev. Dist., Assesment Area Two,
5.00%, 5/1/31  340 344
Hobe-St. Lucie Conservancy Dist., 4.75%, 5/1/31  250 257
Lakes of Sarasota Community Dev. Dist., Series A, 4.75%,
5/1/31  355 356
Lakes of Sarasota Community Dev. Dist., Series A-1, 3.40%,
5/1/31  130 124
Lakes of Sarasota Community Dev. Dist., Series B-1, 3.625%,
5/1/31  130 127
Laurel Road Community Dev. Dist., Series A-1, 3.00%, 5/1/31  160 144
Lee County IDA, Shell Point, Tax Exempt Mandatory Paydown
Securities, Series 2024B-1, 4.75%, 11/15/29  250 251
LTC Ranch West Residential Community Dev. Dist., Assesment
Area Three, 4.875%, 5/1/31  360 363
Malabar Springs Community Dev. Dist., Assesment Area One,
4.50%, 5/1/31 (7) 250 250
Marion Ranch Community Dev. Dist., 5.10%, 5/1/31  240 242
Miami-Dade County Aviation Revenue, 5.00%, 10/1/34
(Prerefunded 10/30/24) (4)(8) 500 501
Mirada Community Dev. Dist., Assesment Area Three, 4.75%,
5/1/31  250 252
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  350 350

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/41  120 112
Parrish Lakes Community Dev. Dist., Assesment Area Three,
5.00%, 5/1/31  250 251
Sawyers Landing Community Dev. Dist., 3.75%, 5/1/31  250 237
Seminole County IDA, Series A, 4.00%, 6/15/36 (3) 315 302
Two Rivers West Community Dev. Dist., Series 2024, 4.80%,
5/1/31 (3) 250 252
Village Community Dev. Dist. No. 15, 4.375%, 5/1/33 (3) 110 112
West Villages Improvement Dist., Assesment Area, 4.50%,
5/1/31  235 236
7,285
GEORGIA  3.1%
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (1)(2) 200 90
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (1)(2) 200 90
Atlanta Dev. Auth., Westside Gultch Area Project, Series A,
5.00%, 4/1/34 (3) 200 204
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (3) 115 114
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (3) 300 281
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (3) 150 132
Augusta Airport, Series A, 5.00%, 1/1/35  250 251
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (3) 395 399
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (3) 280 284
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  500 531
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  250 270
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  125 136
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  125 134
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (3) 250 254
3,170
GUAM  0.4%
Antonio B Won Pat Int'l. Airport Auth., 5.25%, 10/1/29 (4) 255 266
Guam, Hotel Occupancy Tax, Series A, 5.00%, 11/1/35  125 132
398

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
IDAHO  0.1%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  100 100
100
ILLINOIS  6.0%
Chicago, GO, 5.50%, 1/1/34  350 351
Chicago, Series A, GO, 5.00%, 1/1/27  145 150
Chicago, Series A, GO, 5.00%, 1/1/27 (9) 55 58
Chicago, Series A, GO, 5.00%, 1/1/34  500 546
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/26  160 161
Chicago Wastewater Transmission, 5.00%, 1/1/28  355 357
Chicago Wastewater Transmission, 5.00%, 1/1/28 (Prerefunded
1/1/25) (8) 145 146
Illinois, GO, 5.00%, 5/1/32  250 250
Illinois, GO, 5.00%, 11/1/37  1,000 1,020
Illinois, GO, 5.50%, 5/1/25  125 127
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  185 174
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/32  140 140
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/33  145 145
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  450 458
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32  250 262
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  250 158
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/38  1,000 561
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/31 (10) 100 78
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/35 (10) 660 423
Metropolitan Pier & Exposition Auth., McCormick Place,
Series B, 5.00%, 12/15/27  500 512
6,077
INDIANA  1.9%
East Chicago, USG Project, 5.50%, 9/1/28 (4) 175 170
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.50%, 3/1/39  250 275
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  425 435
Indiana Fin. Auth., Ohio Valley Electric, Series B, 2.50%,
11/1/30  100 91
Indiana Fin. Auth., Senior Student Housnig Project, Series A,
4.25%, 7/1/44  250 239
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  325 328

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 5.00%, 3/1/33  250 274
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (3)(4) 100 103
1,915
KANSAS  0.2%
Manhattan, Downtown Redev. Star Bond Project, Series 2022-
1, 4.00%, 6/1/27  25 25
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (3) 200 206
231
KENTUCKY  1.7%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  450 452
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  250 255
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  520 532
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  300 326
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  200 202
1,767
LOUISIANA  1.5%
Louisiana Local Gov't Environmental Fac. & Community Dev.
Auth., Westlake Chemical, 3.50%, 11/1/32  250 244
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  300 305
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (3) 300 334
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (3) 150 167
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  250 252
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  200 196
1,498
MARYLAND  9.1%
Baltimore, Convention Center Hotel, 5.00%, 9/1/26  130 132
Baltimore, Convention Center Hotel, 5.00%, 9/1/30  300 304
Baltimore, Convention Center Hotel, 5.00%, 9/1/31  100 101
Baltimore, Convention Center Hotel, 5.00%, 9/1/34  100 100
Baltimore, Harbor Point Project, Series A, 3.40%, 6/1/34 (3) 285 260
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  280 287

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  100 100
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  100 99
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (3) 100 101
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (3) 540 545
Maryland Economic Dev., Marine Terminal, 5.75%, 9/1/25  255 257
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  360 341
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (4) 1,150 1,177
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  165 171
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  250 255
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  530 559
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  250 263
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  200 209
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (5) 60 62
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (5) 155 160
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  150 155
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  1,500 1,533
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (3) 100 101
Maryland HHEFA, Johns Hopkins Health System, Series B,
VRDN, 3.80%, 6/1/46  300 300
Maryland HHEFA, Monocacy Montessori Community, 5.25%,
7/1/33 (3) 440 457
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/27  300 315
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  100 101
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  240 243
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  100 101
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27  100 97
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/36  250 217

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  140 140
9,243
MASSACHUSETTS  0.3%
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing, Series A, 4.25%, 7/1/34 (3) 170 173
Massachusetts Dev. Fin. Agency, UMass Boston Student
Housing, 5.00%, 10/1/24  100 100
273
MICHIGAN  1.9%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/33  250 252
Detroit, GO, 5.00%, 4/1/37  500 521
Ivywood Classical Academy, Public School, 5.00%, 1/1/34  350 360
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  95 91
Michigan Fin. Auth., Uni. of Detroit Mercy, 5.25%, 11/1/39  270 280
Michigan Strategic Fund, VRDN, 4.00%, 10/1/61 (Tender
10/1/26) (4) 400 402
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  100 13
1,919
MINNESOTA  0.3%
Minnesota Housing Fin. Agency, Sustainable Bond, Series A,
6.25%, 1/1/54  100 111
Saint Paul Redev. & Housing Auth., Episcopal Homes Obligated
Group, 4.00%, 11/1/36  200 182
293
MISSOURI  0.7%
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  70 66
Saint Louis IDA, Nazareth Living Center, Series A, 5.00%,
8/15/25  110 110
Saint Louis IDA, Saint Andrews Resources for Seniors, 5.00%,
12/1/25  55 55
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.00%, 6/1/29  150 153
Taney County IDA, Cedar Infrastructure, 5.00%, 10/1/33 (3) 350 352
736
NEVADA  0.6%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/31  250 264
Las Vegas Special Improvement Dist. No. 815, 4.75%, 12/1/40  100 99
Nevada Housing Division, VRDN, 5.00%, 12/1/25 (Tender
12/1/24)  100 100

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Reno-Tahoe Airport Auth., Series A, 5.00%, 7/1/36 (4)(7) 100 109
572
NEW HAMPSHIRE  1.4%
National Fin. Auth., Series 2022-2, Class A, 4.00%, 10/20/36  171 169
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  232 234
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  148 144
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41) (8) 249 248
New Hampshire Business Fin. Auth., Series A, Class A,
3.625%, 8/20/39  207 197
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (3)(4) 100 85
New Hampshire Business Fin. Auth., Tamarron Project, 5.25%,
12/1/35 (3) 250 250
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  100 103
1,430
NEW JERSEY  1.9%
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, PCR, 5.00%, 12/1/24 (4)(9) 85 85
New Jersey, GO, 2.00%, 6/1/37  250 191
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (4) 530 531
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  370 370
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  100 100
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (4) 125 127
Salem County Pollution Control Fin. Auth., Atlantic City Electric,
PCR, PCR, 2.25%, 6/1/29  500 466
1,870
NEW YORK  5.2%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 4.00%, 12/1/31 (3) 200 191
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (3) 205 209
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31 (3) 100 97
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (3)
(4) 100 100
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (2)(3) 100 101
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (3) 100 90

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/37 (3) 400 391
Dormitory Auth. of the State of New York, Montefiore, Series A,
4.00%, 9/1/36  250 247
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (3) 300 302
Dormitory Auth. of the State of New York, Pace Univ.,
Unrefunded Balance, Series A, 5.00%, 5/1/25 (Prerefunded
11/25/24) (8)(9) 20 20
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/29  100 101
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/28  75 77
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/29  175 179
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (1)(2)(3) 225 225
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (1)(2) 518 155
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 400 401
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (3) 200 200
New York State Environmental Fac., Casella Waste Systems,
Series 2020R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30) (3)(4) 250 263
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (4) 40 39
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (4) 215 215
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (4) 850 851
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (4) 495 509
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (4) 105 112
Westchester County Local Dev., Medical Center Obligated,
5.25%, 11/1/31 (5) 200 226
5,301
NORTH CAROLINA  1.0%
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/30  290 288
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/27  100 102
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/25  85 85

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  325 325
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25  160 161
961
NORTH DAKOTA  0.3%
Grand Forks, Altru Health System, Series A, 5.00%, 12/1/39 (5) 250 271
271
OHIO  2.2%
Akron Bath Copley Joint Township Hosp. Dist., 4.00%, 11/15/33  400 397
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  1,190 1,093
Cleveland Airport, Series A, 5.00%, 1/1/29 (5) 125 126
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation Project, 5.25%, 12/1/38  250 258
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  100 98
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28 (3)(4) 220 219
2,191
OKLAHOMA  0.9%
Oklahoma County Fin. Auth., Astec Project, 5.25%, 6/15/34 (3) 250 255
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  135 106
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  28 2
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33  500 519
882
OREGON  0.3%
Oregon State Fac. Auth., Peacehealth, Series B, VRDN, 3.80%,
8/1/34  300 300
300
PENNSYLVANIA  4.3%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (3) 195 201
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (3) 100 102
Butler County Hosp. Auth., 5.00%, 7/1/25  125 125
Chester County IDA, Woodlands at Graystone, 4.375%,
3/1/28 (3) 90 90
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, Series A, 4.50%, 1/1/40 (3) 175 160
Doylestown Hosp. Auth., 5.00%, 7/1/31 (3) 250 261
Latrobe IDA, Seton Hill Univ., 4.00%, 3/1/37  150 140

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/28 (Prerefunded 1/15/25) (8) 200 202
Montgomery County IDA, Constellation Energy, Series A,
VRDN, 4.10%, 4/1/53 (Tender 4/3/28)  250 256
Pennsylvania Economic DFA, 5.00%, 12/31/38 (4) 250 255
Pennsylvania Economic DFA, 5.25%, 6/30/35 (4) 500 552
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (3)(4) 200 220
Pennsylvania Economic DFA, Energy Supply, Series C, VRDN,
5.25%, 12/1/37 (Tender 6/1/27)  250 254
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%,
4.393%, 7/1/39 (6) 125 116
Pennsylvania Housing Fin. Agency, Series 141A, 5.75%,
10/1/53  290 311
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  310 319
Philadelphia IDA, 1st Series 2016, 5.00%, 4/1/28  200 202
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30 (3) 145 150
Susquehanna Area Regional Airport Auth., 5.00%, 1/1/35 (4) 390 398
4,314
PUERTO RICO  9.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 524 331
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 594 312
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 399 256
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (3) 1,250 1,319
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,250 1,308
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  230 155
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  85 85
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  90 88
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  160 156
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  90 85
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  47 48
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  844 879
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  93 100

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  365 404
Puerto Rico Electric Power Auth., Series CCC, 4.25%,
7/1/23 (2)(12) 100 54
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (2)(12) 100 54
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30 (5) 130 130
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/18 (2)
(12) 200 107
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (2)
(12) 120 64
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (2)
(12) 100 54
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (2)
(12) 245 132
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,203 1,001
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  545 383
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  1,000 335
Puerto Rico Sales Tax Fin., Restructured , Series A-2, 4.329%,
7/1/40  1,363 1,346
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  416 411
9,597
RHODE ISLAND  0.2%
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/24  200 200
200
SOUTH CAROLINA  0.8%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (2) 447 264
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (2) 63 28
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (2) 185 18
Patriots Energy Group Fin. Agency, Series B-1, 5.25%, 3/1/30  205 220
South Carolina Jobs Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(2)(3)(4) 200 20
South Carolina Jobs Economic Dev. Auth., Woodlands at
Furman, Series A, 5.00%, 11/15/30  85 88
South Carolina Jobs-Economic Dev. Auth., International Paper,
VRDN, 4.00%, 4/1/33 (Tender 4/1/26) (4) 150 151
789

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
TENNESSEE  0.7%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing - CDFI Phase I, CDFI, 5.00%, 10/1/32  195 197
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 4.75%, 7/1/27 (2) 100 89
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 5.50%, 7/1/37 (2) 100 76
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (3) 100 101
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  275 283
746
TEXAS  6.4%
Arlington Higher Ed. Fin., VRDN, 4.875%, 6/15/56 (Tender
6/15/26) (3) 250 253
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  250 255
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  540 550
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  100 101
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  335 337
Clifton Higher Ed. Fin., Valor Education, Series A, 5.00%,
6/15/34 (3)(7) 325 324
Conroe Local Gov't, Convention Center Hotel, 3.50%,
10/1/31 (3) 385 320
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (4) 680 680
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/30 (4) 500 503
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/35 (4) 100 100
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  100 100
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (4) 225 225
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (3)(4) 500 501
Montgomery County Toll Road Auth., 5.00%, 9/15/33  500 506
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series B, VR, 2.00%, 11/15/61, (2.00% PIK) (2)(13) 158 59
New Hope Cultural Ed. Fac. Fin., Senior Living, Series A,
5.00%, 11/15/26  245 241
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/31 (Prerefunded 4/1/27) (8) 50 53
North East Texas Regional Mobility Auth., Senior Lien, 5.00%,
1/1/26  200 205

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (3)(4) 345 338
Port of Beaumont Navigation Dist., Jefferson Gulf Coast
Energy, Series A, 5.00%, 1/1/39 (3)(4) 250 266
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  510 553
6,470
UTAH  0.6%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  500 462
Vineyard Redev. Agency, 4.00%, 5/1/39 (5) 100 102
564
VIRGINIA  4.7%
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25) (8) 260 266
Botetourt County, Residential Care Fac., Glebe, Series A,
6.00%, 7/1/34  150 150
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (3) 70 70
Chesapeake Hosp. Auth., Chesapeake Regional Medical,
5.00%, 7/1/31  250 270
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  375 375
Hanover County Economic Dev. Auth., Covenant Woods,
4.00%, 7/1/30 (3) 255 253
James City County Economic Dev. Auth., Williamsburg Landing,
Series C-3, 5.25%, 12/1/27  150 151
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community - Harbor, Series B, 4.00%, 1/1/25  105 105
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/26  400 401
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/31  100 100
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (3) 100 99
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/33 (4) 445 478
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/34 (4) 695 745
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 7/1/32 (4) 265 267
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39 (4) 400 388
Virginia Small Business Fin. Auth., Pure Salmon Virginia LLC,
VRDN, 5.00%, 11/1/52 (Tender 11/15/24) (4) 100 100

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
7/1/32 (4) 500 539
4,757
WASHINGTON  1.5%
Washington Housing Fin. Commission, Bayview Manor Homes,
Series A, 4.00%, 7/1/26 (3) 100 98
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  200 201
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/29  300 324
Washington State Housing Fin. Commission, Social Certificate,
Series 1, Class A, 3.375%, 4/20/37  745 683
Washington State Housing Fin. Commission, Transforming Age
Project, Series A, 5.00%, 1/1/34 (3) 245 243
1,549
WEST VIRGINIA  1.7%
Monongalia County, Series A, 5.00%, 6/1/33 (3) 615 647
West Virginia Economic Dev. Auth., Appalachian Power, VRDN,
0.625%, 12/1/38 (Tender 12/15/25)  750 713
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (4) 200 201
West Virginia Economic Dev. Auth., Mitchell Project,
Series 2014-A, VRDN, 4.70%, 4/1/36 (Tender 6/17/26) (4) 150 152
1,713
WISCONSIN  3.3%
PFA, Elevon Project, RAN, 5.00%, 7/15/30 (3) 100 101
PFA, Nolina & Sorella Project, RAN, 5.50%, 12/15/32 (3)(7) 175 175
Wisconsin HEFA, Dickson Hollow Phase II Project, 5.00%,
10/1/32  250 257
Wisconsin PFA, Celanese, Series C, 4.30%, 11/1/30 (4) 500 501
Wisconsin PFA, Challenge Foundation Academy, 5.75%,
7/1/33 (3) 250 262
Wisconsin PFA, CHF Manoa LLC, Series A, 5.25%, 7/1/38 (3) 250 275
Wisconsin PFA, Church Home of Hartford, 5.00%, 9/1/25 (3) 35 35
Wisconsin PFA, Founders Academy of Las Vegas, Series A,
5.75%, 7/1/33 (3) 475 502
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30 (3) 85 82
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (4) 445 436
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49  250 251
Wisconsin PFA, Roseman Univ. of Health, 4.00%, 4/1/32 (3) 100 100
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (3) 235 244
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (3)(9) 15 16

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (3) 100 104
3,341
Total Investments in Securities
99.8% of Net Assets
(Cost $101,560) $ 100,927
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security is in default or has failed to make a scheduled interest and/or principal payment.
(2) Non-income producing
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $22,347 and represents 22.1% of net assets.
(4) Interest subject to alternative minimum tax.
(5) Insured by Assured Guaranty Municipal Corporation
(6) Insured by Assured Guaranty Corporation
(7) When-issued security
(8) Prerefunded date is used in determining portfolio maturity.
(9) Escrowed to maturity
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAN Revenue Anticipation Note

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
August 31, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $101,560) $ 100,927
Interest receivable 1,091
Receivable for investment securities sold 85
Receivable for shares sold 27
Due from affiliates 16
Cash 9
Other assets 44
Total assets 102,199
Liabilities
Payable for investment securities purchased 853
Payable for shares redeemed 133
Investment management fees payable 30
Other liabilities 83
Total liabilities 1,099
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 101,100
Net Assets Consist of:
Total distributable earnings (loss) $ (1,141)
Paid-in capital applicable to 10,267,683 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 102,241
NET ASSETS $ 101,100
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $34,080; Shares outstanding: 3,459,853) $ 9.85
I Class
(Net assets: $67,020; Shares outstanding: 6,807,830) $ 9.84

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Investment Income (Loss)
Interest income $ 1,950
Expenses
Investment management 169
Shareholder servicing
Investor Class $ 30
I Class 5 35
Prospectus and shareholder reports
Investor Class 3
I Class 3 6
Custody and accounting 103
Registration 36
Legal and audit 23
Interest 5
Miscellaneous 8
Waived / paid by Price Associates (175)
Total expenses 210
Net investment income 1,740
Realized and Unrealized Gain / Loss –
Net realized loss on securities (131)
Change in net unrealized gain / loss on securities 1,514
Net realized and unrealized gain / loss 1,383
INCREASE IN NET ASSETS FROM OPERATIONS $ 3,123

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/24
Year
Ended
2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,740 $ 2,789
Net realized loss (131) (348)
Change in net unrealized gain / loss 1,514 2,081
Increase in net assets from operations 3,123 4,522
Distributions to shareholders
Net earnings
Investor Class (562) (742)
I Class (1,137) (2,001)
Decrease in net assets from distributions (1,699) (2,743)
Capital share transactions
*
Shares sold
Investor Class 8,543 21,342
Advisor Class – 1
I Class 14,041 18,909
Distributions reinvested
Investor Class 556 719
I Class 815 1,457
Shares redeemed
Investor Class (4,975) (12,647)
Advisor Class – (2)
I Class (11,575) (15,206)
Increase in net assets from capital share
transactions 7,405 14,573

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Year
Ended
2/29/24
Net Assets
Increase during period 8,829 16,352
Beginning of period 92,271 75,919
End of period $ 101,100 $ 92,271
*Share information (000s)
Shares sold
Investor Class 879 2,233
I Class 1,435 1,991
Distributions reinvested
Investor Class 57 75
I Class 84 153
Shares redeemed
Investor Class (511) (1,321)
Advisor Class – –
(1)
I Class (1,188) (1,597)
Increase in shares outstanding 756 1,534
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes. The fund has two classes of shares: the Intermediate Tax-Free High Yield Fund
(Investor Class) and the Intermediate Tax-Free High Yield Fund–I Class
(I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On August 31, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $57,244,000 and
$51,266,000, respectively, for the six months ended August 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 29, 2024, the fund had
$663,000 of available capital loss carryforwards.
At August 31, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $101,560,000. Net unrealized loss aggregated
$633,000 at period-end, of which $1,722,000 related to appreciated investments and $2,355,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.07%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2024, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $962,000 remain subject to repayment by the fund at August 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer
Investor
Class I Class
Expense limitation/I Class Limit 0.45% 0.05%
Expense limitation date 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $(73) $(102)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

and dividend-disbursing agent. For the six months ended August 31, 2024, expenses incurred pursuant to these service agreements were $63,000 for
Price Associates and $14,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 6 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-
free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility).
Excluding commitments designated for the foreign investment funds, the U.S.
borrowers can borrow up to an aggregate commitment amount of $1.15 billion, of which $900 million is available to the U.S. floating rate borrowers and
$250 million is available to the U.S. tax-free high yield borrowers, on a first-
come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of
0.15% of the average daily undrawn commitment. All fees allocated to the U.S.
borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured;
however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

to the fund based on its borrowings at the higher of (a) Secured Overnight
Financing Rate (SOFR) plus 0.10% per annum, (b) Federal Funds Rate, or
(c) the Overnight Bank Funding Rate plus an applicable margin. At August 31,
2024, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,150,000,000.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations protect shareholders from relatively high expenses until the fund reaches greater scale and mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F100-051 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2024